Loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Loans and borrowings
Non-current		$ 7,443	$ 8,440
Total	$ 448,875	786
Mezzanine debt facility
Loans and borrowings
Non-current	85,567
Senior syndicated facility agreement
Loans and borrowings
Current	53,240
Non-current	154,676
Copper purchase agreement
Loans and borrowings
Current	6,414
Non-current	78,404
Silver purchase agreement
Loans and borrowings
Current	9,255
Non-current	$ 61,319
Promissory note - related party
Loans and borrowings
Current		$ 786